EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following information sets forth the computations of basic and diluted weighted average earnings per common share for the three and nine months ended September 30, 2024 and for the period from August 28, 2023 to September 30, 2023:

	Three months ended September 30,	Period from August 28, 2023 to September 30,	Nine months ended September 30,	Period from August 28, 2023 to September 30,
	2024	2023	2024	2023

Net income attributable to common shareholders	$1,738,363	$7,767	$5,014,451	$7,767
Divided by:
Basic weighted average shares of common stock outstanding	6,800,500	6,889,032	6,800,500	6,889,032
Weighted average unvested restricted stock	25,405	—	25,405	—
Diluted weighted average shares of common stock outstanding	6,825,905	6,889,032	6,825,905	6,889,032
Basic weighted average earnings per common share	$0.26	$—	$0.74	$—
Diluted weighted average earnings per common share	$0.25	$—	$0.73	$—